Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Research and Development Expense
Stock-based compensation	$ 112	$ 384	$ 1,614	$ 2,497	$ 3,792
General and Administrative Expense
Stock-based compensation	339	$ 441	$ 1,858	$ 2,719	3,956
Reduction in force
Stock-based compensation	$ 420				$ 98